Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Sales of goods and services	€ 16,661	€ 36,677	€ 28,868
Receivables from related parties	€ 2,164	€ 4,071	€ 2,643